Stockholders' Equity (Deficit) - Warrants to Purchase Shares of Common Stock (Details) - $ / shares	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares of Common Stock Subject to Warrants	175,982	175,990	1,495,031
November Two Thousand Nine [Member]
Exercise Price	$ 3,955.00
Expiration	2019-11
Shares of Common Stock Subject to Warrants	17	17	270
January Two Thousand Ten [Member]
Exercise Price	$ 3,955.00
Expiration	2020-01
Shares of Common Stock Subject to Warrants	17	17	270
March Two Thousand Ten [Member]
Exercise Price	$ 3,955.00
Expiration	2020-03
Shares of Common Stock Subject to Warrants	7	7	55
November Two Thousand Eleven [Member]
Exercise Price	$ 3,955.00
Expiration	2021-11
Shares of Common Stock Subject to Warrants	15	15	212
December Two Thousand Eleven [Member]
Exercise Price	$ 3,955.00
Expiration	2021-12
Shares of Common Stock Subject to Warrants	2	2	27
March Two Thousand Twelve [Member]
Exercise Price	$ 54,950.00
Expiration	2019-03
Shares of Common Stock Subject to Warrants		8	165
February Two Thousand Fifteen [Member]
Exercise Price	$ 3,300.00
Expiration	2025-02
Shares of Common Stock Subject to Warrants	451	451	9,001
May Two Thousand Fifteen [Member]
Exercise Price	$ 3,300.00
Expiration	2020-05
Shares of Common Stock Subject to Warrants	6,555	6,555	138,310
May Two Thousand Sixteen [Member]
Exercise Price	$ 656.00
Expiration	2021-05
Shares of Common Stock Subject to Warrants	9,483	9,483	189,577
June Two Thousand Sixteen [Member]
Exercise Price	$ 656.00
Expiration	2021-05
Shares of Common Stock Subject to Warrants	4,102	4,102	82,035
June Two Thousand Seventeen [Member]
Exercise Price	$ 390.00
Expiration	2022-06
Shares of Common Stock Subject to Warrants	938	938	18,754
July Two Thousand Seventeen [Member] | Warrants Exercise Price One [Member]
Exercise Price	$ 345.00
Expiration	2022-07
Shares of Common Stock Subject to Warrants	318	318	50,000
July Two Thousand Seventeen [Member] | Warrants Exercise Price Two [Member]
Exercise Price	$ 250.00
Expiration	2022-07
Shares of Common Stock Subject to Warrants	2,501	2,501
July Two Thousand Seventeen [Member] | Warrants Exercise Price Three [Member]
Exercise Price	$ 212.60
Expiration	2022-07
Shares of Common Stock Subject to Warrants	50,006	50,006
February Two Thousand Eighteen [Member] | Warrants Exercise Price Four [Member]
Exercise Price	$ 81.20
Expiration	2023-02
Shares of Common Stock Subject to Warrants	9,232	9,232
February Two Thousand Eighteen [Member] | Warrants Exercise Price Five [Member]
Exercise Price	$ 65.00
Expiration	2023-02
Shares of Common Stock Subject to Warrants	92,338	92,338
March Two Thousand Eight [Member]
Shares of Common Stock Subject to Warrants			2
Warrants Exercise Price One [Member]
Shares of Common Stock Subject to Warrants			6,350
Warrants Exercise Price Three [Member]
Shares of Common Stock Subject to Warrants			1,000,003